Special Cash Dividend (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2023	May 31, 2023	Dec. 31, 2023
Special Cash Dividend
Cash dividend		$ 0.85
Dividends paid	$ 200,100		$ 200,131